Commitments and Contingencies: (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Charter party agreements (Table)

	Twelve-month periods ending June 30,
+ inflows/ - outflows	Total	2027	2028	2029	2030	2031 and thereafter
Future, minimum, non-cancellable charter revenues (1)	$160,350	$146,429	$11,713	$2,208	$—	$—

Total	$160,350	$146,429	$11,713	$2,208	$—	$—

(1)	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of June 30, 2026, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days, other than those related to scheduled interim and special surveys of the vessels. Future inflows also include revenues deriving from index linked charter agreements using i) the index rates at the commencement date of each agreement, in compliance with ASC 842, and do not reflect relevant index charter rate information prevailing as of June 30, 2026 and ii) the remaining minimum duration of each non-cancellable time charter agreement.

Commitments and Contingencies - Other Commitments (Table)

	Twelve-month periods ending June 30,
+ inflows/ - outflows	Total	2027	2028	2029	2030	2031 and thereafter
Vessel BWTS upgrades and ESD (1)	$(8,624)	$(8,624)	$—	$—	$—	$—

Total	$(8,624)	$(8,624)	$—	$—	$—	$—

(1)	The amounts represent the Company’s commitments as of June 30, 2026, for installation of BWTS upgrades and ESD on its vessels to comply with environmental regulations.